Derivative Financial Instruments - Effects of Derivative Instruments on Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Amount of gain/(loss) recognized in AOCI	$ (65,503)	$ (52,781)
Cost of operations [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Income (loss) reclassified from AOCI into income: effective portion	26,418	1,715
Gain (loss) on foreign currency-net [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain(loss) recognized in income (loss): ineffective portion and amount excluded from effectiveness testing	$ 6,910	$ 13,247